General and Administrative Expenses (Details) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
General and Administrative Expenses [Abstract]
Compensation expense for Chief Executive Officer	$ 7,267	$ 19,267